Pledged Assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Collateral [Abstract]
Pledged Assets
41.
PLEDGED ASSETS

The following assets are mainly pledged as collaterals for bank loans, customs duties of the imported materials and warranties of contract performance, or the trust account the Company entrusts to Land Bank of Taiwan for fund control and property rights management.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,439	$2,410
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	1,189	1,306
	$5,627	$5,715